Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Risk management asset, gross	$ 71	$ 153
Risk management asset, amount offset	(40)	(60)
Net risk management asset	31	93
Risk management liabilities, gross	59	107
Risk management liabilities, amount offset	(40)	(60)
Net risk management liabilities	19	47
Risk management net, gross	12	46
Risk management net, amount offset	0	0
Risk management net	$ 12	$ 46